Assets and liabilities held for sale	12 Months Ended
Dec. 31, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets and liabilities held for sale
8. Assets and liabilities held for sale

Accounting policy:

The Company classifies non-current assets (mainly agricultural investment properties, from the Radar segment) and disposal groups as held for sale if their carrying amounts are recovered mainly through a sale transaction and not through continuous use. Non-current assets and disposal groups classified as held for sale (except investment properties measured at fair value) are measured at the lower of carrying value and fair value less costs to sell. Selling costs are the incremental costs directly attributable to the disposal of an asset (disposal group), excluding finance expenses and income tax expenses.

The criteria for classifying held for sale are considered met only when the sale is highly probable and the asset or group for disposal is available for immediate sale in its current condition. The actions required to complete the sale must indicate that it is unlikely that significant changes to the sale will be made or that the decision to sell will be withdrawn. Management must be committed to the asset sale plan and the sale is expected to be completed within one year of the classification date.

Assets and liabilities classified as held for sale are presented separately in the financial position.

a) Composition and movement of assets held for sale:

• Changes of assets held for sale

	Consolidated
	Properties held for sale	Other assets held for sale	Total
Balance as of January 1, 2024	342,392	1,795,773	2,138,165
Additions	280	60,792	61,072
Transfers	437,080	745	437,825
Sale of agricultural properties intended for sale	(746,774)	—	(746,774)
Investment sale	—	(911,500)	(911,500)
Balance as of December 31, 2024	32,978	945,810	978,788
Transfers (ii)	50,403	(28,927)	21,476
Sale of agricultural properties intended for sale	(82,216)	—	(82,216)
Impairment (i)	—	(265,880)	(265,880)
Balance as of December 31, 2025	1,165	651,003	652,168

(i) Due to a reduction in the estimated fair value in the amount of R$ 265,880 attributable to TUP Porto São Luís SA, recorded in the profit or loss for the year.

(ii) Transfers totaling R$ 50,403 were made from the investment property.

a) Breakdown of assets held for sale

	Consolidated
	TUP Porto São Luis S.A	Radar	Compass	Total
Cash and cash equivalents	48,231	—	—	48,231
Other current tax receivable	3,030	—	—	3,030
Property, plant and equipment	395,757	—	—	395,757
Intangible assets and goodwill	437,965	—	31,865	469,830
Impairment	(265,880)	—	—	(265,880)
Other assets	35	—	—	35
Properties held for sale	—	1,165	—	1,165
Total	619,138	1,165	31,865	652,168

b) Breakdown of liabilities held for sale:

Consolidated
TUP Porto São Luis S.A
Trade payable	17,248
Employee benefits payables	1,828
Other liabilities	456
Deferred tax liabilities	66,606
Total	86,138